Summary of Significant Accounting Policies - Reconciliation of Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Less: Issuance costs allocated to Class A ordinary shares					$ (7,000)	$ (613,329)
Re-measurement of carrying value to redemption value	$ 554,814	$ 553,425	$ 246,790			25,994,420	$ 2,129,761
Ordinary shares subject to possible redemption	22,485,023			$ 22,485,023		233,450,000	25,417,987	$ 233,450,000
Class A Ordinary Shares | Securities Subject to Mandatory Redemption
Temporary Equity [Line Items]
Gross proceeds							230,000,000	230,000,000
Less: Proceeds allocated to Public Warrants							(9,637,000)	(9,637,000)
Less: Issuance costs allocated to Class A ordinary shares							(12,907,420)	(12,907,420)
Accretion of carrying value to redemption value							28,124,181	25,994,420
Re-measurement of carrying value to redemption value				1,108,239			2,129,761
Initial Pre-Extension Redemption				(4,041,203)			(210,161,774)
Ordinary shares subject to possible redemption	$ 22,485,023			$ 22,485,023		$ 233,450,000	$ 25,417,987	$ 233,450,000